Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Investments [Abstract]
Schedule of Investments at Fair Value in Fair Value Hierarchy Level	The following table sets forth by level, within the fair value hierarchy, the Company’s investments at fair value as of June 30, 2023 and December 31, 2022:
Level 2
Corporate debt securities:
June 30, 2023	$493
December 31, 2022	$6,441
The following table sets forth by level, within the fair value hierarchy, the Company’s investments at fair value as of December 31, 2022 and 2021:
Level 2
Corporate debt securities:
December 31, 2022	$6,441
December 31, 2021	$4,404

Schedule of Cost And Fair Value of Available For Sale Investments	Cost and fair value of available-for-sale investments as of June 30, 2023 and December 31, 2022 are as follows:
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities:
June 30, 2023	$493	$—	$—	$493
December 31, 2022	$6,457	$—	$(16)	$6,441
Cost and fair value of available-for-sale investments as of December 31, 2022 and 2021 are as follows:
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities:
December 31, 2022	$6,457	$—	$(16)	$6,441
December 31, 2021	$4,404	$—	$—	$4,404